Intangible assets, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net
Weighted-Average Amortization Period (in years)	9 years 7 months 6 days	9 years 6 months
Gross Carrying Amount	¥ 16,491	¥ 16,161
Accumulated Amortization	(10,482)	(9,526)
Impairment Amount	(172)	(172)
Net Carrying Amount	5,837	6,463		$ 916
Amortization expenses	956	802	¥ 933
Intangible assets impairment charge recorded	0	¥ 0	¥ 0
Amortization expenses related to the intangible assets for future periods
2022	818
2023	699
2024	576
2025	513
2026	507
2027 and thereafter	¥ 2,724
Strategic Cooperation Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years	5 years
Gross Carrying Amount	¥ 6,075	¥ 6,075
Accumulated Amortization	¥ (6,075)	¥ (6,075)
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount	¥ 2,467	¥ 2,467
Accumulated Amortization	(2,120)	(1,811)
Net Carrying Amount	¥ 347	¥ 656
Domain names and trademarks
Intangible assets, net
Weighted-Average Amortization Period (in years)	18 years 10 months 24 days	18 years 10 months 24 days
Gross Carrying Amount	¥ 4,186	¥ 3,911
Accumulated Amortization	(1,066)	(837)
Impairment Amount	(27)	(27)
Net Carrying Amount	¥ 3,093	¥ 3,047
Customer relationship
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years 9 months 18 days	8 years 10 months 24 days
Gross Carrying Amount	¥ 2,713	¥ 2,689
Accumulated Amortization	(454)	(155)
Impairment Amount	(60)	(60)
Net Carrying Amount	¥ 2,199	¥ 2,474
Technology and Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	6 years	6 years
Gross Carrying Amount	¥ 1,050	¥ 1,019
Accumulated Amortization	(767)	(648)
Impairment Amount	(85)	(85)
Net Carrying Amount	¥ 198	¥ 286